Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Fair value of unredeemed points awarded under the Group's frequent flyer program		¥ 2,027
Long-term duties and levies payable relating to finance leases	¥ 1,398	1,411
Deferred gains in sale and leaseback transactions	1,115
Other long-term payables	1,169	1,324
Other long-term liabilities	3,682	4,762
Less: current portion included in other payables and accruals (note 37)	(234)	(1,038)
Non-current portion	¥ 3,448	¥ 3,724